EXHIBIT 99.1

John Deere Owner Trust 2012

Statement to Noteholders

$304,000,000 Class A-1 0.37859% Asset Backed Notes due March 15, 2013
$255,000,000 Class A-2 0.59% Asset Backed Notes due June 16, 2014
$343,000,000 Class A-3 0.75% Asset Backed Notes due March 15, 2016
$96,762,000 Class A-4 0.99% Asset Backed Notes due June 15, 2018
$33,551,144 Asset Backed Certificates

Payment Date:				15-May-15

(1)	Before giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$0.00
		(ii)	A-2 Note Pool Factor:	0.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$0.00
		(ii)	A-3 Note Pool Factor:	0.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$81,930,149.37
		(ii)	A-4 Note Pool Factor:	0.8467182

(2)	Amount of principal being paid on the Notes:

	(a)	Class A-1 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(b)	Class A-2 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(c)	Class A-3 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(d)	Class A-4 Notes:		$10,887,513.69
		per $1,000 original principal amount:		$112.52

	(e)	Total:		$10,887,513.69

(3)	(a)	Amount of interest being paid on Notes:

		(i)	Class A-1 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(ii)	Class A-2 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(iii)	Class A-3 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(iv)	Class A-4 Notes:	$67,592.37
			per $1,000 original principal amount:	$0.70

		(v)	Total:	$67,592.37

(4)	(a)	Pool Balance (excluding accrued interest):
		(i)	at beginning of related Collection Period:	$114,889,180.44
		(ii)	at end of related Collection Period:	$104,070,911.87

	(b)	Note Value:
		(i)	at beginning of related Collection Period:	$115,481,293.52
		(ii)	at end of related Collection Period:	$104,593,779.83

	(c)	Pool Face Amount:
		(i)	at beginning of related Collection Period:	$119,550,519.66
		(ii)	at end of related Collection Period:	$108,205,375.18

(5)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$0.00
		(ii)	A-2 Note Pool Factor:	0.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$0.00
		(ii)	A-3 Note Pool Factor:	0.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$71,042,635.68
		(ii)	A-4 Note Pool Factor:	0.7341997

	(e)	(i)	Certificate Balance:	$33,551,144.15
		(ii)	Certificate Pool Factor:	1.0000000

(6)	Amount of Servicing Fee:			$95,740.98
	per $1,000 original principal amount:			$0.09
	(a)	Amount of Servicing Fee earned:		$95,740.98
	(b)	Amount of Servicing Fee paid:		$95,740.98
	(c)	Amount of Servicing Fee Shortfall:		$0.00

(7)	Amount of Administration Fee:			$100.00

(8)	(i)	Amount in Reserve Account:		$12,903,915.00
	(ii)	Specified Reserve Account Balance:		$12,903,915.00

(9)	(i)	Face Amount of Receivables 60 days or more past due:		$1,756,766.49
	(ii)	Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:		1.69%

(10)	(i)	Aggregate amount of net losses for the collection period:		$104,566.88
	(ii)	Cumulative amount of net losses:		$1,202,562.62
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.12%

(11)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$82,631.89
		(ii)	% of Pool Balance:	0.07%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

(e)	Number of repurchase demands withdrawn in the related Collection Period:
	(i)	Aggregate Principal Balance of related Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%

(f)	Number of repurchase demands rejected in the related Collection Period:
	(i)	Aggregate Principal Balance of related Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%